Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 12. COMMITMENTS AND CONTINGENCIES
Lease Commitments
From time to time, the Company enters into lease agreements with third parties for purposes of obtaining office and warehouse space. These leases are accounted for as operating leases and have remaining lease terms of 11 months to 3.25 years. In addition to monthly rent payments, the Company reimburses the lessors for its share of operating expenses as defined in the leases. Such amounts are not included in the measurement of the lease liability but are recognized as a variable lease expense when incurred. One of these leases includes a single, five-year extension option. The Company does not intend to exercise this extension option. During the year ended December 31, 2021, the Company obtained $3,007 of ROU assets in exchange for lease obligations in connection with its operating leases. No new leases were entered into during the year ended December 31, 2020.
ROU assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. The Company’s weighted average discount rate was 5.47% at December 31, 2021. The weighted-average lease term was 2.8 years and 2.1 years at December 31, 2021 and 2020, respectively.
During the years ended, and as of December 31, 2021, and 2020, the Company had no finance leases.
During the years ended December 31, 2021 and 2020, the Company incurred rent and other related occupancy expenses of $683 and $542, respectively. Included in these amounts are $77 and $35 of variable rent expense, respectively, which is comprised primarily of the Company’s proportionate share of operating expenses, properly classified as lease cost due to the Company’s election to not separate lease and non-lease
components. Rent costs are recorded to cost of revenue and general and administrative expenses on the company’s Consolidated Statement of Operations.
Annual base rental commitments associated with these leases, excluding operating expense reimbursements, month-to-month
lease payments and other related fees and expenses during the remaining lease terms are as follows.

Operating Leases
2022	$1,318
2023	1,054
2024	1,004
2025 and thereafter	86

Total lease payments	3,462
Less: imputed interest	(262)

Total lease liability	3,200
Less: Lease liability, current portion	1,094

Lease liability, noncurrent	$2,106

The Company had $2,927 and $920 of ROU assets related to its lease liabilities at December 31, 2021 and 2020, respectively, and are included in other long-term assets on the Consolidated Balance Sheets. The noncurrent portion of the Company’s lease liability is included in other long-term liabilities on the Consolidated Balance Sheets. The current portion of the Company’s lease liability is included in other current liabilities on the Consolidated Balance Sheets. Amounts above exclude future cash payments of $2,338 over five years related to a lease entered into in 2021 with a commencement date in 2022.
Cash

paid for amounts included in the measurement of operating lease liabilities was $
603
and $
529
for the years ended December 31, 2021 and 2020, respectively.
Sales Taxes
The Company determined that it was required to pay sales and use tax in various jurisdictions. Accordingly, the Company has recorded a liability of $1,156 and $1,282 as of December 31, 2021 and December 31, 2020, respectively, which includes estimated penalties and interest of $145 at December 31, 2020. These liabilities are included in accrued expenses and other current liabilities on the Consolidated Balance Sheets. There are no penalties and interest included in the balance at December 31, 2021.
Legal Matters
The Company is subject to various legal proceedings and claims that arise in the ordinary course of our business. Liabilities are accrued when it is believed that it is both probable that a liability has been incurred and that the Company can reasonably estimate the amount of the potential loss. The Company does not believe that the outcome of these proceedings or matters will have a material effect on the consolidated financial statements.
The Company entered into an agreement with a supplier in April 2020, as further amended in March 2021, to purchase minimum volumes of certain products through August 2022. Due to significant failure rates and other defects, the Company ceased ordering product from this supplier as of December 2020. Despite the Company’s requests, the supplier indicated they are not willing to refund the Company for the malfunctioning products previously purchased, and therefore, the Company filed a complaint against the supplier on March 22, 2022 in the Superior Court for the State of California, County of Santa Clara. The Company does not believe it has any further commitment to the supplier.
The Company regularly reviews outstanding legal claims, actions and enforcement matters, if any exist, to determine if accruals for expected negative outcomes of such matters are probable and can be reasonably estimated. The Company evaluates any such outstanding matters based on management’s best judgment after consultation with counsel. There is no assurance that the Company’s accruals for loss contingencies will not need to be adjusted in the future. The amount of such adjustment could significantly exceed the accruals the Company has recorded. The Company had no such accruals for all such matters as of December 31, 2021 and 2020.